Consolidated statements of changes in equity - USD ($) $ in Thousands	Capital stock, net of treasury shares [member] Sociedads Minera Cerro Verde S.A.A.	Capital stock, net of treasury shares [member]	Investment Share [Member]	Other capital contributions Sociedads Minera Cerro Verde S.A.A.	Additional Paid-in Capital [Member]	Legal reserve [member]	Other reserves of equity [member]	Share in ORI of associates integral de asociadas [member]	Cash flow hedge instruments [member]	Retained Earnings [Member] Sociedads Minera Cerro Verde S.A.A.	Retained Earnings [Member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Miscellaneous other reserves [member] Sociedads Minera Cerro Verde S.A.A.	Sociedads Minera Cerro Verde S.A.A.	Total
Balance at Dec. 31, 2019	$ 990,659	$ 750,497	$ 791	$ 10,074	$ 218,450	$ 163,168	$ 269	$ (1,311)	$ 0	$ 4,160,458	$ 1,639,658	$ 2,771,522	$ 196,678	$ 198,132	$ 5,359,323	$ 2,968,200
Balance (in shares) at Dec. 31, 2019		253,715,190
Profit (loss)	0	$ 0	0	0	0	0	0	0	0	274,544	(135,718)	(135,718)	(14,621)	0	274,544	(150,339)
Other comprehensive income (loss)		0	0		0	0	0	(6,358)	(1,857)		0	(8,215)	(4,520)			(12,735)
Total comprehensive income (loss)		0	0		0	0	0	(6,358)	(1,857)		(135,718)	(143,933)	(19,141)			(163,074)
Dividends declared and paid		0	0		0	0	0	0	0		0	0	(5,140)			(5,140)
Other changes in equity		0	0		0	0	0	0	0		(155)	(155)	0			(155)
Stock-based compensation	0			1,461						0				0	1,461
Expired dividends		0	0		0	26	0	0	0		0	26	0			26
Balance at Dec. 31, 2020	990,659	$ 750,497	791	11,535	218,450	163,194	269	(7,669)	(1,857)	4,435,002	1,503,785	2,627,460	172,397	198,132	5,635,328	2,799,857
Balance (in shares) at Dec. 31, 2020		253,715,190
Profit (loss)	0	$ 0	0	0	0	0	0	0	0	1,191,474	(264,075)	(264,075)	1,271	0	1,191,474	(262,804)
Other comprehensive income (loss)		0	0		0	0	0	3,646	1,403		0	5,049	2,697			7,746
Total comprehensive income (loss)		0	0		0	0	0	3,646	1,403		(264,075)	(259,026)	3,968			(255,058)
Dividends declared and paid	0	0	0	0	0	0	0	0	0	(700,000)	0	0	(6,160)	0	(700,000)	(6,160)
Other changes in equity		0	0		0	0	0	0	0		(184)	(184)	0			(184)
Stock-based compensation	0			204						0				0	204
Expired dividends		0	0		0	76	0	0	0		0	76	0			76
Balance at Dec. 31, 2021	990,659	$ 750,497	791	11,739	218,450	163,270	269	(4,023)	(454)	4,926,476	1,239,526	2,368,326	170,205	198,132	6,127,006	2,538,531
Balance (in shares) at Dec. 31, 2021		253,715,190
Profit (loss)	0	$ 0	0	0	0	0	0	0	0	925,353	602,550	602,550	385	0	925,353	602,935
Other comprehensive income (loss)		0	0		0	0	0	6,207	454		0	6,661	4,388			11,049
Total comprehensive income (loss)		0	0		0	0	0	6,207	454		602,550	609,211	4,773			613,984
Dividends declared and paid	0	0	0	0	0	0	0	0	0	(400,000)	(18,542)	(18,542)	(2,647)	0	(400,000)	(21,189)
Effect of changes in share in subsidiaries		0	0		0	0	31,628	0	0		18,240	49,868	(18,240)			31,628
Other changes in equity		0	0		0	0	0	0	0		(13)	(13)	0			(13)
Stock-based compensation	0			(932)						0				0	(932)
Balance at Dec. 31, 2022	$ 990,659	$ 750,497	$ 791	$ 10,807	$ 218,450	$ 163,270	$ 31,897	$ 2,184	$ 0	$ 5,451,829	$ 1,841,761	$ 3,008,850	$ 154,091	$ 198,132	$ 6,651,427	$ 3,162,941
Balance (in shares) at Dec. 31, 2022		253,715,190